Drinker Biddle & Reath LLP

One Logan Square

18th and Cherry Streets

Philadelphia, PA 19103

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

January 22, 2010

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Northern Funds – Reorganization of Mid Cap Growth Fund

(File Nos. 33-73404 and 811-08236)

Ladies and Gentlemen:

On behalf of Northern Funds (the “Trust”), transmitted for filing under the Securities Act of 1933, as amended (the “1933 Act”), is a copy of the Trust’s Registration Statement on Form N-14 (with exhibits) (the “Registration Statement”).

This filing is made in connection with the proposed reorganization (the “Reorganization”) of the Trust’s Mid Cap Growth Fund with and into the Trust’s Multi-Manager Mid Cap Fund. As described more fully in the enclosed Registration Statement, at a meeting of the shareholders of the Trust, shareholders of the Mid Cap Growth Fund will be asked to approve a Plan of Reorganization (the “Plan”). Pursuant to the Plan, the Mid Cap Growth Fund will transfer all of its assets to the Multi-Manager Mid Cap Fund in exchange for shares of the Multi-Manager Mid Cap Fund and the Multi-Manager Mid Cap Fund’s assumption of all of the liabilities of the Mid Cap Growth Fund. The Mid Cap Growth Fund will then distribute these shares of the Multi-Manager Mid Cap Fund to its shareholders in exchange for their shares of the Mid Cap Growth Fund, and the Mid Cap Growth Fund will be liquidated.

This filing is being made pursuant to Rule 488 under the 1933 Act, and it is intended that the Registration Statement will become effective automatically on February 21, 2010. Therefore, we would appreciate receiving any comments you may have as soon as

Securities and Exchange Commission

January 22, 2010

possible so that the Trust may be in a position to mail the Proxy Statement/Prospectus and related materials to shareholders of the Mid Cap Growth Fund on or about March 3, 2010.

The Trust has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2 under the Investment Company Act of 1940, as amended.

As requested in the staff’s generic comment letter dated February 25, 1994, we note for your information that shares of the Trust are marketed in part through banks.

Please call me with questions or comments concerning this filing at (215) 988-1137.

Very truly yours,

/s/ Mary Jo Reilly
Mary Jo Reilly

Enclosures

cc:	Craig Carberry, Esq.

Owen Meacham, Esq.

Diana E. McCarthy, Esq.